Summary of Significant Accounting Policies (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Estimated useful life	5 years	5 years						5 years
Equipment	$ 52,000	$ 52,000						$ 52,000	$ 52,000
Accumulated depreciation								$ 34,667	$ 24,267
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Successor	Predecessor	Predecessor	Successor	Predecessor
Depreciation		$ 532			$ 7,800		$ 9,869
Company valuation								$ 85,000,000
Operating lease right of use asset	$ 98,371	98,371	$ 31,078		$ 31,078			98,371
Accounting Standards Update 2016-02 [Member]
Operating lease right of use asset	182,732	182,732						182,732
Operating lease liability	199,642	199,642						199,642
Deferred rent	$ 16,910	$ 16,910						$ 16,910